INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of movement in the net book value of intangible assets, including goodwill	The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2026	2025**

Balance as of January 1	491	297

Acquisitions*	199	167
Additions	47	34
Measurement period adjustment	(3)	—
Transfer and reclassification	—	2

Amortization	(44)	(29)
Translation adjustment	(30)	5

Balance as of June 30	660	476
*Acquisitions for the six-month period ended June 30, 2026 of US$199 comprise goodwill (US$104), identifiable intangible assets for the Tabletki
Group (US$79), consisting of customer relationships, brand and trademarks, and software of US$61, US$12, and US$6, respectively; customer relationships of US$3 (ISP Shtorm LLC); and green tariff rights of US$11 (six solar power plants) and US$2 (SUNVIN 11). Acquisitions for the six-
month period ended June 30, 2025 of US$167, comprise goodwill (US$109), identifiable intangible assets for Uklon, consisting of customer relationships, brand and trademarks, and software of US$32, US$18, and US$8, respectively. See Note 5 for further details.
**Prior period comparatives have been reclassified to conform with the current period presentation